Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Detail) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	4,575,964	37,500,000	37,500,000
Common Class A [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	500,000,000	500,000,000
Temporary Equity, Par or Stated Value Per Share		$ 0.0001
Temporary Equity, Shares Outstanding	4,575,964	37,500,000	37,500,000